Loans and Allowance for Loan Losses - Troubled Debt Restructuring Categorized by Loan (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) contract	Dec. 31, 2016 USD ($) contract
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	8	9
Pre Modification Outstanding Recorded Investment	$ 699	$ 1,614
Post Modification Outstanding Recorded Investment, Net of Related Allowance	$ 624	$ 1,494
Residential 1-4 Family [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	6	4
Pre Modification Outstanding Recorded Investment	$ 610	$ 130
Post Modification Outstanding Recorded Investment, Net of Related Allowance	$ 535	$ 130
Multifamily [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	0	0
Pre Modification Outstanding Recorded Investment	$ 0	$ 0
Post Modification Outstanding Recorded Investment, Net of Related Allowance	$ 0	$ 0
Commercial Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	0	2
Pre Modification Outstanding Recorded Investment	$ 0	$ 1,364
Post Modification Outstanding Recorded Investment, Net of Related Allowance	$ 0	$ 1,244
Construction [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	0	0
Pre Modification Outstanding Recorded Investment	$ 0	$ 0
Post Modification Outstanding Recorded Investment, Net of Related Allowance	$ 0	$ 0
Farmland [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	1	1
Pre Modification Outstanding Recorded Investment	$ 86	$ 103
Post Modification Outstanding Recorded Investment, Net of Related Allowance	$ 86	$ 103
Second mortgages [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	0	0
Pre Modification Outstanding Recorded Investment	$ 0	$ 0
Post Modification Outstanding Recorded Investment, Net of Related Allowance	$ 0	$ 0
Equity Lines of Credit [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	0	0
Pre Modification Outstanding Recorded Investment	$ 0	$ 0
Post Modification Outstanding Recorded Investment, Net of Related Allowance	$ 0	$ 0
Commercial [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	0	0
Pre Modification Outstanding Recorded Investment	$ 0	$ 0
Post Modification Outstanding Recorded Investment, Net of Related Allowance	$ 0	$ 0
Agricultural, Installment and Other [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	1	2
Pre Modification Outstanding Recorded Investment	$ 3	$ 17
Post Modification Outstanding Recorded Investment, Net of Related Allowance	$ 3	$ 17